SCHEDULE OF WARRANT ACTIVITIES (Details) - Warrant [Member] - USD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Number of Warrants, Beginning balance	632,900	663,500
Weighted Average Exercise Price, Beginning balance	$ 10.00	$ 10.00
Weighted Average Remaining Contractual term,Outstanding		1 year 4 months 6 days	1 year 2 months 15 days
Intrinsic Value, Beginning balance
Number of Warrants, Issued
Number of Warrants, Expired
Number of Warrants, Exercised		(30,600)
Number of Warrants, Ending balance		632,900	663,500
Weighted Average Exercise Price, Ending balance		$ 10.00	$ 10.00
Intrinsic Value, Ending balance
Reverse Stock Split [Member]
Number of Warrants, Beginning balance	632,900
Weighted Average Exercise Price, Beginning balance	$ 10
Weighted Average Remaining Contractual term,Outstanding	7 months 13 days	1 year 4 months 6 days
Intrinsic Value, Beginning balance
Number of Warrants, Issued
Number of Warrants, Expired
Number of Warrants, Exercised	(25,400)
Number of Warrants, Ending balance	607,500	632,900
Weighted Average Exercise Price, Ending balance	$ 10	$ 10
Intrinsic Value, Ending balance
Weighted Average Exercise Price, Exercised	$ 10